Long-Term Debt - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 12, 2019	Dec. 21, 2018	Jan. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Debt Issuance Costs, Net				$ 7,403	$ 224	$ 9,233
Restricted Cash				$ 299,000
Term Loan UBS [Member]
Debt Instrument, Face Amount		$ 280,000
Debt Instrument, Maturity Date		Dec. 21, 2024
Debt Instrument, Interest Rate, Stated Percentage		5.50%
Debt Instrument, Repurchase Amount	$ 35,000
Debt Instrument, Periodic Payment	800
Repayments of Debt	8,300
Debt Issuance Costs, Net	1,500
Debt Instrument, Interest Rate, Stated Percentage		5.50%
Debt Instrument Periodic Payment	$ 800
Term Loan UBS [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 30,000
Line of Credit Facility, Expiration Date		Dec. 21, 2023
Line of Credit Facility, Interest Rate at Period End		4.50%
Line of Credit Facility, Commitment Fee Percentage		0.50%
Long-term Line of Credit		$ 0
Term Loan BNP Paribas [Member]
Debt Instrument, Maturity Date			Jan. 02, 2021	Jan. 02, 2021
Debt Instrument, Interest Rate, Stated Percentage			2.15%	2.15%
Debt Instrument, Periodic Payment			$ 7,740	$ 7,740
Debt Instrument, Interest Rate, Stated Percentage			2.15%	2.15%
Debt Instrument Periodic Payment			$ 7,740	$ 7,740